GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 28, 2013
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
Changes in net carrying amount of goodwill

(In millions)	Pressure- sensitive Materials	Retail Branding and Information solutions	Other specialty converting businesses	Total

Goodwill as of December 31, 2011	$336.7	$419.1	$3.5	$759.3
Foreign currency translation adjustments	1.6	3.5	–	5.1

Goodwill as of December 29, 2012	338.3	422.6	3.5	764.4
Divestiture (1)	–	–	(3.5)	(3.5)
Acquisition adjustments	–	(.2)	–	(.2)
Translation adjustments	(3.9)	(5.7)	–	(9.6)

Goodwill as of December 28, 2013	$334.4	$416.7	$–	$751.1

(1)
See Note 2, "Discontinued Operations, Exit/Sale of Product Lines, Sale of Assets and Assets Held for Sale," for more information.

Finite-Lived Intangible Assets

	2013			2012
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships	$234.1	$164.6	$69.5	$234.7	$142.3	$92.4
Patents and other acquired technology	48.9	38.3	10.6	49.0	34.0	15.0
Trade names and trademarks	26.2	22.5	3.7	25.7	21.9	3.8
Other intangibles	12.4	11.1	1.3	12.4	9.7	2.7

Total	$321.6	$236.5	$85.1	$321.8	$207.9	$113.9

Future amortization expense for finite lived intangible assets

(In millions)	Estimated Amortization Expense

2014	$24.3
2015	20.9
2016	19.5
2017	10.0
2018	2.5

Summary of weighted-average amortization periods from the date of acquisition and weighted-average remaining useful lives of finite-lived intangible assets

(In years)	Weighted-average Amortization Periods from the Date of Acquisition	Weighted-average Remaining Useful Life

Customer relationships	11	3
Patents and other acquired technology	13	3
Trade names and trademarks	12	6
Other intangibles	6	1